UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6395

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Municipal Cash Management
Statement of Investments
October 31, 2005 (Unaudited)
	Principal
Tax Exempt Investments- 101.4%	Amount ($)		Value ($)

Albany Industrial Development Agency,
Housing Revenue (South Mall Towers Albany, L.P. Project)
2.74% (Insured; FNMA and Liquidity Facility; FNMA)	6,700,000	a	6,700,000
Allegany County, GO Notes, BAN 3.45%, 12/8/2005
(LOC; DEPFA Bank)	3,225,000		3,229,222
Chautauqua County Industrial Development Agency,
Civic Facility Revenue (Gerry Homes Project)
2.80% (LOC; HSBC Bank USA)	13,850,000	a	13,850,000
Chemung County Industrial Development Agency,
IDR (MMARS 2nd Program)
2.85% (LOC; HSBC Bank USA)	1,140,000	a	1,140,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue, Refunding
(Lutheran Center) 2.77% (LOC; Key Bank)	3,930,000	a	3,930,000
Erie County Industrial Development Agency:
Civic Facility Revenue:
(D'Youville College Project) 2.80% (LOC; HSBC
Bank USA)	7,310,000	a	7,310,000
(Heritage Center Project) 2.77% (LOC; Key Bank)	2,490,000	a	2,490,000
(YMCA of Greater Buffalo Project):
2.80% (LOC; HSBC Bank USA)	2,100,000	a	2,100,000
2.80% (LOC; HSBC Bank USA)	4,000,000	a	4,000,000
School Facility Revenue
2.71% (Insured; FSA and Liquidity Facility; Goldman Sachs)	4,000,000	a	4,000,000
Herkimer County Industrial Development Agency,
IDR (F.E. Hale Manufacturing Co.)
2.85% (LOC; HSBC Bank USA)	2,610,000	a	2,610,000
Islip Industrial Development Agency, IDR
(Brentwood Distribution Co. Facility)
2.67% (LOC; Bank of America)	3,750,000	a	3,750,000
Metropolitan Transportation Authority,
Transportation Revenue:
2.68% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	7,000,000	a	7,000,000
2.73% (Insured; AMBAC and
Liquidity Facility; The Bank of New York)	5,667,500	a	5,667,500
CP:
2.60%, 11/8/2005 (LOC; ABN-AMRO)	13,000,000		13,000,000
2.73%, 11/30/2005 (LOC; ABN-AMRO)	5,000,000		5,000,000
Monroe County Industrial Development Agency:
Industrial Revenue:
(Chaney Enterprise) 2.90% (LOC; M&T Bank)	2,850,000	a	2,850,000
(Genesee Metal Stampings) 2.95%
(LOC; HSBC Bank USA)	910,000	a	910,000
LR (Robert Weslayan College) 2.80% (LOC; M&T Bank)	2,900,000	a	2,900,000
Nassau County Industrial Development Agency:
Civic Facility Revenue (Saint Mary's Children Project)
2.75% (LOC; Commerce Bank)	2,170,000	a	2,170,000
Revenue (Bryant Landing Project) 2.80%
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	5,000,000	a	5,000,000
New York City:
2.76% (Liquidity Facility; Merrill Lynch)	7,000,000	a	7,000,000
2.76% (Liquidity Facility; Dexia Credit Local and
LOC; Dexia Credit Local)	1,790,000	a	1,790,000
2.77% (Liquidity Facility; Citigroup Inc.)	5,000,000	a	5,000,000
2.79% (Insured; MBIA and Liquidity Facility;
Lehman Liquidity Company)	5,000,000	a	5,000,000
CP
2.62%, 11/17/2005 (Insured; MBIA and
Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	15,000,000		15,000,000

New York City Industrial Development Agency:
Civic Facility Revenue:
(Birch Wathen Lenox School Project)
2.75% (LOC; Allied Irish Bank)	3,625,000	a	3,625,000
(Brooklyn United Methodist Project)
2.69% (LOC; The Bank of New York)	3,720,000	a	3,720,000
(French Institute Alliance)
2.80% (LOC; M&T Bank)	2,550,000	a	2,550,000
(Jewish Community Center)
2.80% (LOC; M&T Bank)	5,000,000	a	5,000,000
(Jewish Community Center of Manhattan)
2.80% (LOC; M&T Bank)	1,000,000	a	1,000,000
(Village Community School Project)
2.80% (LOC; M&T Bank)	2,470,000	a	2,470,000
IDR:
Refunding (Plaza Packaging Project)
2.85% (LOC; The Bank of New York)	1,650,000	a	1,650,000
(Yedid Brothers Realty Associates) 2.12%
11/1/2005 (LOC; Bank of America)	1,190,000	b	1,190,000
New York City Municipal Water Finance Authority,
CP:
2.74%, 12/15/2005 (Liquidity Facility: Dexia
Credit Locale and JPMorgan Chase Bank)	12,500,000		12,500,000
2.75%, 12/22/2005 (LOC: Landesbank Hessen-
Thuringen Girozentrale and Landesbank
Baden-Wuerttemberg)	4,400,000		4,400,000
Water and Sewer System Revenue:
2.70% (Liquidity Facility; JPMorgan Chase Bank)	5,450,000	a	5,450,000
2.71% (Liquidity Facility; Dexia Credit Locale)	10,000,000	a	10,000,000
2.74% (Liquidity Facility; DEPFA Bank)	10,000,000	a	10,000,000
New York Counties Tobacco Trust I, Revenue
2.78% (Liquidity Facility; Merrill Lynch and
LOC; Merrill Lynch)	8,000,000	a	8,000,000
New York State, GO:
Refunding 6.18%, 7/15/2006	1,000,000		1,023,815
2.83%, 2/6/2006 (LOC; Dexia Credit Locale)	5,600,000		5,600,000
New York State Dormitory Authority, Revenue:
CP (Mount Sinai Medical School)
2.53%, 11/16/2005 (LOC; JPMorgan Chase Bank)	6,200,000		6,200,000
(Mental Health Services Facilities) 4.86%, 2/15/2006	4,145,000		4,169,365
(Park Ridge Hospital Inc.) 2.71% (LOC; JPMorgan
Chase Bank)	10,900,000	a	10,900,000
(Pratt Institute) 2.74% (Insured; Radian Bank
and Liquidity Facility; Citibank)	6,500,000	a	6,500,000
New York State Housing Finance Agency:
LR 2.76% (Liquidity Facility; Merrill Lynch)	4,990,000	a	4,990,000
Revenue:
(33 West End Avenue Apartments) 2.74%
(LOC; HSBC Bank USA)	9,000,000	a	9,000,000
(240 East 39th Street Housing) 2.71% (LOC; FNMA)	8,100,000	a	8,100,000
(250 West 93rd Street) 2.76% (LOC; Bank of America)	5,000,000	a	5,000,000
(360 West 43 Street) 2.70% (Liquidity Facility; FNMA)	5,050,000	a	5,050,000
(400 3rd Avenue Apartments) 2.75% (LOC; Key Bank)	4,500,000	a	4,500,000
(Biltmore Tower Housing) 2.73% (Insured; FNMA
and Liquidity Facility; FNMA)	16,000,000	a	16,000,000
(Parkledge Apartments Housing) 2.70% (Insured; FHLMC)	9,900,000	a	9,900,000
(Rip Van Winkle House) 2.74% (Insured; FHLMC
and Liquidity Facility; FHLMC)	5,700,000	a	5,700,000
(Saville Housing) 2.71% (Insured; FHLMC and
Liquidity Facility; FHLMC)	15,000,000	a	15,000,000
New York State Power Authority, CP
2.74%, 12/8/2005 (Liquidity Facility: Bank of New York,
Bank of Nova Scotia, Landesbank Baden-Wuerttemberg,
JPMorgan Chase Bank, State Street Bank and Trust Co.
and Wachovia Bank	4,500,000		4,500,000

New York State Thruway Authority,
Service Contract Revenue (Local Highway and Bridge)
4.76%, 4/1/2006	10,000,000		10,094,763
New York State Urban Development Corporation,
Revenue 2.73% (Insured; FGIC
and Liquidity Facility; Merrill Lynch)	19,670,000	a	19,670,000
Oneida County Industrial Development Agency, Civic
Facility Revenue (Mohawk Valley Community
College Dormitory Corporation Project) 2.69%
(LOC; Citibank, N.A.)	8,470,000	a	8,470,000
Ontario County Industrial Development Agency, IDR
(Dixit Enterprises) 2.85% (LOC; HSBC Bank USA)	3,090,000	a	3,090,000
Port Authority of New York and New Jersey,
Transit Revenue 2.75% (Insured; CIFG and
Liquidity Facility; Merrill Lynch)	5,895,000	a	5,895,000
Poughkeepsie Industrial Development Agency,
Senior Living Facility Revenue
(Manor at Woodside Project) 2.74%
(LOC; The Bank of New York)	4,900,000	a	4,900,000
Rensselaer Industrial Development Agency, IDR
(Capital View Office Park Project)
2.49%, 12/31/2005 (LOC; M&T Bank)	5,375,000		5,375,000
Sachem Central School District at Holbrook, GO Notes,
TAN 3.69%, 6/22/2006	12,000,000		12,073,821
Suffolk County Industrial Development Agency, IDR
(Belmont Villas LLC Facility) 2.74%
(Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	a	6,000,000
Syracuse Industrial Development Agency,
Civic Facility Revenue
(Community Development Properties-Larned Project)
2.85% (LOC; M&T Bank)	6,200,000	a	6,200,000
Tompkins County Industrial Development Agency,
College and University Revenue
(Cortland College) 2.80% (LOC; HSBC Bank USA)	4,540,000	a	4,540,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) 2.85% (LOC; M&T Bank)	2,085,000	a	2,085,000
Webutuck Central School District, GO Notes, BAN
2.96%, 12/16/2005	8,165,646		8,165,968
Westchester County Industrial Development Agency:
Civic Facility Revenue:
(The Masters School)
2.75% (LOC; Allied Irish Bank)	3,545,000	a	3,545,000
(Young Men's Christian Association)
2.73% (LOC; Allied Irish Bank)	3,500,000	a	3,500,000
Commercial Facility Revenue
(Panorama Flight Service Inc. Project)
2.74% (LOC; The Bank of New York)	5,010,000	a	5,010,000
Westchester Tobacco Asset Securitization Corporation,
Revenue 2.78% (Liquidity Facility; Merrill Lynch and
LOC; Merrill Lynch)	4,300,000	a	4,300,000
Yonkers Industrial Development Agency, Revenue
(Merlots Program) 2.76%
(Insured; GNMA and Liquidity Facility; Wachovia Bank)	4,215,000	a	4,215,000

Total Investments (cost $444,214,454)	101.4%		444,214,454

Liabilities, Less Cash and Receivables	(1.4%)		(5,999,865)

Net Assets	100.0%		438,214,589

Summary of Abbreviations

ACA		American Capital Access		HR	Hospital Revenue
AGC		ACE Guaranty Corporation		IDB	Industrial Development Board
AGIC		Asset Guaranty Insurance Company		IDC	Industrial Development Corporation
AMBAC		American Municipal Bond Assurance Corporation		IDR	Industrial Development Revenue
ARRN		Adjustable Rate Receipt Notes		LOC	Letter of Credit
BAN		Bond Anticipation Notes		LOR	Limited Obligation Revenue
BIGI		Bond Investors Guaranty Insurance		LR	Lease Revenue
BPA		Bond Purchase Agreement		MBIA	Municipal Bond Investors Assurance
CGIC		Capital Guaranty Insurance Company			Insurance Corporation
CIC		Continental Insurance Company		MFHR	Multi-Family Housing Revenue
CIFG		CDC Ixis Financial Guaranty		MFMR	Multi-Family Mortgage Revenue
CMAC		Capital Market Assurance Corporation		PCR	Pollution Control Revenue
COP		Certificate of Participation		RAC	Revenue Anticipation Certificates
CP		Commercial Paper		RAN	Revenue Anticipation Notes
EDR		Economic Development Revenue		RAW	Revenue Anticipation Warrants
EIR		Environmental Improvement Revenue		RRR	Resources Recovery Revenue
FGIC		Financial Guaranty Insurance Company		SAAN	State Aid Anticipation Notes
FHA		Federal Housing Administration		SBPA	Standby Bond Purchase Agreement
FHLB		Federal Home Loan Bank		SFHR	Single Family Housing Revenue
FHLMC		Federal Home Loan Mortgage Corporation		SFMR	Single Family Mortgage Revenue
FNMA		Federal National Mortgage Association		SONYMA	State of New York Mortgage Agency
FSA		Financial Security Assurance		SWDR	Solid Waste Disposal Revenue
GAN		Grant Anticipation Notes		TAN	Tax Anticipation Notes
GIC		Guaranteed Investment Contract		TAW	Tax Anticipation Warrants
GNMA		Government National Mortgage Association		TRAN	Tax and Revenue Anticipation Notes
GO		General Obligation		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or		Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1			SP1+, SP1, A1+, A1	90.7
AAA, AA, A c		Aaa, Aaa, A c			AAA, AA, A c	4.9
Not Rated d		Not Rated d			Not Rated d	4.4
100.0

* Based on total investments.

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)